Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	PEO		Non-PEO NEOs		Performance

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non-PEO Named Executive Officers	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (in thousands)
Year	($) [1]	($)	($)	($)	($) [2]	($) [3]
2022	2,534,194	7,815,771	1,102,814	1,355,688	167.82	17,417
2021	1,979,299	813,537	863,982	623,623	89.51	1,426
(1)	Mr. Gleason was our PEO for each of the 2021 and 2022 fiscal years.
(2)	The amount shown in the table reflects the cumulative change as of the end of the periods presented of an investment of $100 in our common stock as of December 31, 2020.
(3)	The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

The amounts disclosed in the table above as Compensation Actually Paid to our PEO reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [4]	($) [4]	($) [4]	($) [5]	($) [5]	($)
2022	2,534,194	(1,059,469)	2,998,546	3,466,653	(124,153)	—	7,815,771
2021	1,979,299	(1,126,112)	740,325	(582,097)	(197,878)	—	813,537

For the 2022 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli, Mr. Johansson, and Mr. Eckl. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl. The amounts disclosed in the table above as average Compensation Actually Paid to our Non-PEO NEOs reflect the adjustments listed in the tables below to the average amounts reported in the Summary Compensation Table for Non-PEO NEOs:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [4]	($) [5]	($) [5]	($) [5]	($)	($)
2022	1,102,814	(341,129)	478,730	115,513	52,860	(53,100)	1,355,688
2021	863,982	(399,563)	281,301	(73,385)	11,374	(60,086)	623,623

(4)	Reflects SCT reported change in “Stock Awards” column from the SCT and fair values of stock and option awards forfeited during the covered year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(5)	As of the end of the fiscal year-end, reflects the fair values awards granted during the fiscal year that are outstanding and unvested, the change in fair value compared to prior fiscal year-end of awards granted in any prior fiscal year that are outstanding, and the change in value as of the vesting date compared to prior fiscal year-end of awards granted in any prior fiscal year for which all vesting conditions were satisfied.

Named Executive Officers, Footnote [Text Block]
(1)	Mr. Gleason was our PEO for each of the 2021 and 2022 fiscal years.

For the 2022 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli, Mr. Johansson, and Mr. Eckl. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl. The amounts disclosed in the table above as average Compensation Actually Paid to our Non-PEO NEOs reflect the adjustments listed in the tables below to the average amounts reported in the Summary Compensation Table for Non-PEO NEOs:

PEO Total Compensation Amount	$ 2,534,194	$ 1,979,299
PEO Actually Paid Compensation Amount	$ 7,815,771	813,537
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

The amounts disclosed in the table above as Compensation Actually Paid to our PEO reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for our PEO:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [4]	($) [4]	($) [4]	($) [5]	($) [5]	($)
2022	2,534,194	(1,059,469)	2,998,546	3,466,653	(124,153)	—	7,815,771
2021	1,979,299	(1,126,112)	740,325	(582,097)	(197,878)	—	813,537

Non-PEO NEO Average Total Compensation Amount	$ 1,102,814	863,982
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,355,688	623,623
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

For the 2022 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli, Mr. Johansson, and Mr. Eckl. For the 2021 fiscal year, our Non-PEO NEOs were: Mr. Nuggihalli and Mr. Eckl. The amounts disclosed in the table above as average Compensation Actually Paid to our Non-PEO NEOs reflect the adjustments listed in the tables below to the average amounts reported in the Summary Compensation Table for Non-PEO NEOs:

	Total Compensation	Less: Amount reported under the "Stock Awards" column in the SCT	Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year

Add: Change in
fair value as of
vesting date,
compared to prior
fiscal year-end, of
awards granted
in any prior fiscal year
for which all vesting
conditions were
satisfied at
fiscal year-end
or during the fiscal year

						Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	Compensation Actually Paid
Year	($)	($) [4]	($) [5]	($) [5]	($) [5]	($)	($)
2022	1,102,814	(341,129)	478,730	115,513	52,860	(53,100)	1,355,688
2021	863,982	(399,563)	281,301	(73,385)	11,374	(60,086)	623,623

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Analysis of the Information Presented in the Pay Versus Performance Table

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s TSR over the period covering fiscal years 2021 and 2022. A large component of our executive compensation is equity-based to align compensation with performance, but also includes other appropriate incentives such as cash bonuses that are designed to incentivize our executives to achieve annual corporate goals. We believe the equity-based compensation strongly aligns our PEO and Non-PEO NEOs’ interests with those of our stockholders to maximize long-term value and encourages long-term employment.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart shows the relationship between Compensation Actually Paid to our PEO, the average of the Compensation Actually Paid to our Non-PEO NEOs and our net income over the period covering fiscal years 2021 and 2022.

Total Shareholder Return Amount	$ 167.82	89.51
Net Income (Loss)	$ 17,417,000	1,426,000
PEO Name	Mr. Gleason
PEO [Member] | Less: Amount reported under the "Stock Awards" column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,059,469)	(1,126,112)
PEO [Member] | Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,998,546	740,325
PEO [Member] | Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,466,653	(582,097)
PEO [Member] | Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(124,153)	(197,878)
Non-PEO NEO [Member] | Less: Amount reported under the "Stock Awards" column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(341,129)	(399,563)
Non-PEO NEO [Member] | Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	478,730	281,301
Non-PEO NEO [Member] | Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	115,513	(73,385)
Non-PEO NEO [Member] | Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,860	11,374
Non-PEO NEO [Member] | Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (53,100)	$ (60,086)